Shareholders' Equity, Noncontrolling Interest, and Members' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity, Noncontrolling Interest, and Members' Equity
Note 14—Shareholders’ Equity, Noncontrolling interest, and Members’ Equity
Successor
The Company’s equity consists of a total of 500,000,000 authorized shares across all classes of capital stock, which the Company has the authority to issue. The 500,000,000 authorized shares consist of 10,000,000 authorized shares of preferred stock with a par value of $0.0001 per share, 300,000,000 authorized shares of Class A common stock with a par value of $0.0001 per share, 180,000,000 shares of Class B common stock with a par value of $0.0001 par value per share, and 10,000,000 shares of Class C common stock with a par value of $0.0001 per share.
As
 of December
 31, 2021, the Company had no outstanding shares of Preferred Stock, 50,785,656 outstanding shares of Class A common stock, 84,294,971 outstanding shares of Class B common stock, and no outstanding shares of Class C common stock.
Shares of Class A common stock are entitled to economic rights and one vote per share. Shares of Class B common stock have no economic rights and one vote per share. The number of shares of Class B common stock is equal to the number of New Fathom Units held by the continuing Fathom Owners (as defined below). The New Fathom Units owned by the legacy pre-Business
Combination owners (the “Continuing Fathom Unitholders”) of Fathom OpCo are exchangeable on a one-for-one
basis for shares of Class A common stock (with corresponding surrender of an equal number of shares of Class B common stock for cancellation by the Company). The Company and Fathom OpCo also have the option to redeem the class A units for cash in lieu of shares of Class A common stock. Due to the potential that the Class A units of Fathom OpCo may be redeemed for cash and the redemption is considered outside of the control of the Company, the Company has accounted for the non-controlling
interest in Fathom OpCo within temporary or “mezzanine” equity on the Consolidated Balance Sheet as of December 31, 2021 (Successor).
The Company’s shares of Class C common stock have identical rights to shares of the Company’s Class A common stock. However, there are no outstanding shares of Class C common stock as of December 31, 2021 (Successor). Further, the Company’s certificate of incorporation prohibits any future issuance of shares of Class C common stock. The Company expects to amend its certificate of incorporation in 2023 to eliminate Class C common stock from its capital structure entirely.
The Company’s shares of preferred stock are authorized but unissued as of December 31, 2021 (Successor). The Company, acting without shareholder approval, may approve the issuance of one of more series of such preferred shares. In connection with such approval, the Company will approve a “Certificate of Designation” that will set forth the terms of the series of preferred stock, including terms such as dividends and redemption rights.
Due to the New Fathom Units held by parties other than the Company, upon the closing of the Business Combination, the Company recorded a non-controlling
interest at fair value, which was $842,850. The
non-controlling
interest is reflective of the fact that the Company owns a 37.6% economic interest in Fathom OpCo whereas the Continuing Fathom Unitholders hold the remaining 62.4% economic interest in Fathom OpCo.
The table below demonstrates the calculation of the comprehensive loss attributable to the non-controlling
interest holders for the 2021 Successor Period.

Period From December 23 - December 31, 2021 (Successor)

Fathom OpCo comprehensive loss	(1,551)

Noncontrolling interest percentage	62.4%

Comprehensive loss attributable to noncontrolling interest	(968)

Predecessor
Fathom OpCo’s equity in the 2020 Predecessor Period and 2021 Predecessor Period consists of Class A common units and Class B common units.
See Note 4 for member units issued as part of business combination transactions in the periods ended 2021 Predecessor Period and 2020 Predecessor Period.
Unit
holders of Class A common units and Class B common units share equally in the undistributed income of the Company after consideration of the cumulative unpaid dividends related to the Class A Preferred Units. Allocations and distributions to incentive units are subject to certain participation thresholds set by the managers of Company. Unit holders of Class A common units are entitled to one vote per Class A common unit held and unit holders of Class B common units are not entitled to vote.
The following table represents a summary of the Company’s Members’ Equity as of December 31, 2020 (Predecessor):

December 31 2020 (Predecessor)

Class A common units	5,480,611
Class B common units	2,242,981